Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000356682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2018
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018